Income Taxes - Schedule of Domestic Tax Rate (Detail)		12 Months Ended
	Oct. 19, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	8.00%	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects		(4.00%)	(5.70%)	(2.40%)
Annual inflation tax adjustment		(1.20%)	0.50%	0.60%
Difference between statutory income tax rates		1.80%	1.20%	1.20%
Repatriation of capital benefit decree			(22.60%)
Non-deductible expenses		3.20%	2.60%	2.80%
Non-taxable income		(0.50%)		(0.40%)
Effect of changes in Argentina tax law		(0.90%)
Income tax credits			(2.00%)	(3.90%)
Venezuela deconsolidation effect			28.60%
Others		1.80%	(4.10%)	(0.30%)
Total		30.20%	28.60%	27.60%